Cash and Cash Equivalents - Summary of Cash and Cash Equivalents and Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [abstract]
Short-term bank deposits	$ 2,233	$ 3,896
Cash and bank accounts	4,841	6,576
Cash and cash equivalents	7,074	10,472
Bank overdrafts	(114)	(117)
Total	$ 6,960	$ 10,356	$ 8,395	$ 6,910